OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Other payables and other current liabilities consisted of the following:

	As of June 30,
	2026	2025
Payroll payable	$573,753	$813,223
Interest-free borrowing from third parties	80,100	80,100
Accrued expenses	95,116	65,589
Other	1,341	4,877
Other payables and other current liabilities	$750,310	$963,789